Disaggregation of Revenues and Segment Reporting - Schedule of Segment Information (Details) - Reportable Subsegments [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenues	$ 18,101,930	$ 14,796,272	$ 26,885,625	$ 34,938,428	$ 73,244,083	$ 109,691,001
Less: cost of goods sold (exclusive of depreciation and amortization shown below):
Direct labor	1,754,911	1,990,155	3,474,373	4,878,470	9,857,796	13,488,173
Materials	4,223,111	3,802,560	6,447,673	13,225,146	23,730,300	40,830,481
Other	1,306,465	1,267,124	2,152,120	2,914,188	4,433,423	5,118,020
Cost of goods sold (exclusive of depreciation and amortization):	7,284,487	7,059,839	12,074,166	21,017,805	38,021,519	59,436,674
Less: depreciation and amortization related to cost of goods sold	213,764	162,543	433,022	330,946
Total gross profit	10,603,679	7,573,890	14,378,437	13,589,677	34,394,716	49,809,664
Depreciation and amortization	3,175,452	291,126	8,076,181	582,252	4,008,690	1,397,211
Commissions expense	4,905,556	4,117,399	6,769,668	7,769,990	15,827,850	28,679,176
Sales and marketing (exclusive of commissions expense above)	723,484	304,664	996,464	3,205,860	3,759,223	1,644,883
General and administrative	4,792,749	5,523,571	15,260,342	8,742,993	21,628,724	12,949,067
Other income, net	53,328	50,821	135,691	50,821	(233,151)	183,401
Gain (loss) on change in fair value of warrant liabilities	29,989	(49,808)	(288)	(85,030)	(69,000)
Interest expense	(96,269)	828,000	567,180	690,000	333,539	110,857
Total net loss before income taxes	(2,866,458)	(1,833,857)	(15,662,321)	(6,055,627)	(10,861,159)	4,845,069
Income tax provision	186,994	76,538	(336,506)	191,206	988,802
Net loss	$ (2,679,464)	$ (1,757,319)	$ (15,998,827)	$ (5,864,421)	$ (9,872,357)	$ 4,845,069